Quarterly Holdings Report
for

Fidelity Simplicity RMD 2010 Fund℠

April 30, 2021

RW32-QTLY-0621
1.858596.113

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,894	$60,539
Fidelity Series Blue Chip Growth Fund (a)	5,156	94,714
Fidelity Series Commodity Strategy Fund (a)	77,339	410,673
Fidelity Series Growth Company Fund (a)	9,679	241,213
Fidelity Series Intrinsic Opportunities Fund (a)	11,122	248,352
Fidelity Series Large Cap Stock Fund (a)	11,222	216,357
Fidelity Series Large Cap Value Index Fund (a)	5,290	80,828
Fidelity Series Opportunistic Insights Fund (a)	5,759	124,737
Fidelity Series Small Cap Discovery Fund (a)	1,773	26,944
Fidelity Series Small Cap Opportunities Fund (a)	4,837	89,238
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,351	184,276
Fidelity Series Value Discovery Fund (a)	8,500	141,611
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,497,745)		1,919,482

International Equity Funds - 14.8%
Fidelity Series Canada Fund (a)	7,669	101,926
Fidelity Series Emerging Markets Fund (a)	9,809	116,433
Fidelity Series Emerging Markets Opportunities Fund (a)	40,192	1,044,583
Fidelity Series International Growth Fund (a)	14,908	278,774
Fidelity Series International Small Cap Fund (a)	4,205	91,871
Fidelity Series International Value Fund (a)	25,244	278,948
Fidelity Series Overseas Fund (a)	21,215	279,616
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,706,739)		2,192,151

Bond Funds - 52.0%
Fidelity Series Emerging Markets Debt Fund (a)	8,830	81,411
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,636	26,963
Fidelity Series Floating Rate High Income Fund (a)	1,723	15,887
Fidelity Series High Income Fund (a)	9,910	93,649
Fidelity Series Inflation-Protected Bond Index Fund (a)	149,132	1,622,561
Fidelity Series International Credit Fund (a)	386	3,862
Fidelity Series Investment Grade Bond Fund (a)	466,722	5,418,638
Fidelity Series Long-Term Treasury Bond Index Fund (a)	50,931	411,016
Fidelity Series Real Estate Income Fund (a)	4,973	56,248
TOTAL BOND FUNDS
(Cost $7,526,104)		7,730,235

Short-Term Funds - 20.3%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	2,505,338	2,505,338
Fidelity Series Short-Term Credit Fund (a)	50,545	514,545
TOTAL SHORT-TERM FUNDS
(Cost $3,011,396)		3,019,883
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,741,984)		14,861,751
NET OTHER ASSETS (LIABILITIES) - 0.0%		(247)
NET ASSETS - 100%		$14,861,504

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$49,369	$27,033	$26,487	$5,955	$(348)	$10,972	$60,539
Fidelity Series Blue Chip Growth Fund	86,241	57,437	50,906	27,327	6,570	(4,628)	94,714
Fidelity Series Canada Fund	75,778	34,247	31,260	1,692	1,249	21,912	101,926
Fidelity Series Commodity Strategy Fund	277,850	164,485	121,266	1,329	(2,291)	91,895	410,673
Fidelity Series Emerging Markets Debt Fund	72,849	25,809	17,649	2,505	(939)	1,341	81,411
Fidelity Series Emerging Markets Debt Local Currency Fund	--	30,070	3,276	332	(20)	189	26,963
Fidelity Series Emerging Markets Fund	88,041	38,532	33,838	1,362	1,777	21,921	116,433
Fidelity Series Emerging Markets Opportunities Fund	803,191	374,329	332,142	26,040	25,202	174,003	1,044,583
Fidelity Series Floating Rate High Income Fund	15,140	5,345	5,407	489	(114)	923	15,887
Fidelity Series Government Money Market Fund 0.07%	1,785,497	1,081,125	361,284	1,854	--	--	2,505,338
Fidelity Series Growth Company Fund	197,907	141,787	115,717	51,644	15,617	1,619	241,213
Fidelity Series High Income Fund	82,140	30,244	21,257	3,376	(144)	2,666	93,649
Fidelity Series Inflation-Protected Bond Index Fund	1,184,604	544,330	142,354	15,904	(365)	36,346	1,622,561
Fidelity Series International Credit Fund	3,776	232	--	232	--	(167)	3,862
Fidelity Series International Growth Fund	228,396	136,229	99,043	34,168	4,352	8,840	278,774
Fidelity Series International Small Cap Fund	67,482	25,827	21,774	650	1,077	19,259	91,871
Fidelity Series International Value Fund	227,699	98,637	110,927	6,680	(65)	63,604	278,948
Fidelity Series Intrinsic Opportunities Fund	200,705	104,691	140,574	9,052	9,122	74,408	248,352
Fidelity Series Investment Grade Bond Fund	3,979,425	2,245,223	549,356	226,515	(10,675)	(245,979)	5,418,638
Fidelity Series Large Cap Stock Fund	175,956	96,792	113,356	10,351	6,187	50,778	216,357
Fidelity Series Large Cap Value Index Fund	61,534	33,036	34,160	1,427	1,854	18,564	80,828
Fidelity Series Long-Term Treasury Bond Index Fund	256,889	272,076	38,381	25,772	(3,449)	(76,119)	411,016
Fidelity Series Opportunistic Insights Fund	101,646	66,518	50,889	16,404	2,191	5,271	124,737
Fidelity Series Overseas Fund	228,853	99,892	96,390	2,730	4,517	42,744	279,616
Fidelity Series Real Estate Income Fund	45,370	18,600	14,135	2,354	(160)	6,573	56,248
Fidelity Series Short-Term Credit Fund	456,820	115,319	54,186	7,529	641	(4,049)	514,545
Fidelity Series Small Cap Discovery Fund	21,840	8,965	13,213	556	713	8,639	26,944
Fidelity Series Small Cap Opportunities Fund	72,816	30,124	43,637	1,637	4,756	25,179	89,238
Fidelity Series Stock Selector Large Cap Value Fund	145,966	77,274	91,915	3,476	3,517	49,434	184,276
Fidelity Series Value Discovery Fund	110,836	59,700	68,872	2,603	3,438	36,509	141,611
	$11,104,616	$6,043,908	$2,803,651	$491,945	$74,210	$442,647	$14,861,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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